Submission	Sep. 02, 2026
Submission [Line Items]
Central Index Key	0000866829
Registrant Name	HORNBECK OFFSHORE SERVICES, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES